UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6384

        Nuveen Texas Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         10/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Texas Quality Income Municipal Fund (NTX)
	October 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.8% (1.2% of Total Investments)
$ 2,600	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$2,599,922
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 18.8% (12.5% of Total Investments)
6,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,493,780
	4.250%, 8/15/36 (UB)
	Red River Education Finance Corporation, Texas, Revenue Bonds, Hockaday School, Series 2005:
1,170	5.000%, 5/15/27	5/15 at 100.00	AA	1,203,638
1,230	5.000%, 5/15/28	5/15 at 100.00	AA	1,265,363
1,290	5.000%, 5/15/29	5/15 at 100.00	AA	1,326,262
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,
	Series 2003:
1,710	5.000%, 5/01/18 – FGIC Insured	5/13 at 100.00	Aaa	1,794,115
1,795	5.000%, 5/01/19 – FGIC Insured	5/13 at 100.00	Aaa	1,883,296
1,885	5.000%, 5/01/20 – FGIC Insured	5/13 at 100.00	Aaa	1,977,723
1,665	Texas State University System, Financing Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	9/14 at 100.00	AAA	1,730,118
	FSA Insured
2,000	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%,	3/12 at 100.00	AAA	2,088,780
	3/15/20 – FSA Insured
2,330	Universal City Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist	3/11 at 102.00	A–	2,418,284
	University Project, Series 2001, 5.625%, 3/01/26
5,000	University of North Texas, Financing System Revenue Bonds, Series 2001, 5.000%, 4/15/24 –	4/12 at 100.00	AAA	5,180,449
	FSA Insured

26,075	Total Education and Civic Organizations			26,361,808

	Energy – 2.1% (1.4% of Total Investments)
3,000	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	4/08 at 102.00	BBB	3,005,550
	Corporation Project, Series 1998, 5.600%, 4/01/32 (Alternative Minimum Tax)

	Health Care – 15.9% (10.6% of Total Investments)
3,500	Abilene Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and	3/08 at 100.00	AAA	3,506,160
	Improvement Bonds, Hendrick Medical Center Project, Series 1995C, 6.150%, 9/01/25 –
	MBIA Insured
	Brazoria County Health Facilities Development Corporation, Texas, Revenue Bonds, Brazosport
	Memorial Hospital, Series 2004:
1,745	5.250%, 7/01/20 – RAAI Insured	7/14 at 100.00	AA	1,788,224
1,835	5.250%, 7/01/21 – RAAI Insured	7/14 at 100.00	AA	1,876,251
5,750	Midland County Hospital District, Texas, Hospital Revenue Bonds, Series 1992, 0.000%, 6/01/11	No Opt. Call	N/R	4,612,823
2,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds, Baylor	5/11 at 100.00	AA–	2,021,200
	Healthcare System, Series 2001A, 5.125%, 5/15/29
2,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	BBB	2,109,480
	Series 2004, 5.875%, 12/01/24
2,500	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	2,485,600
	Tarrant County Health Resources, Series 2007B, 5.000%, 11/15/42
2,000	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	5/11 at 101.00	Baa3	2,121,960
	Shannon Health System Project, Series 2001, 6.750%, 5/15/21
2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	BBB+	1,928,440
	Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33

23,330	Total Health Care			22,450,138

	Housing/Multifamily – 2.0% (1.3% of Total Investments)
	Bexar County Housing Finance Corporation, Texas, Insured Multifamily Housing Revenue Bonds,
	Waters at Northern Hills Apartments Project, Series 2001A:
2,000	6.000%, 8/01/31 – MBIA Insured	8/11 at 102.00	Aaa	2,044,080
750	6.050%, 8/01/36 – MBIA Insured	8/11 at 102.00	Aaa	766,950

2,750	Total Housing/Multifamily			2,811,030

	Housing/Single Family – 3.7% (2.5% of Total Investments)
2,147	El Paso Housing Finance Corporation, Texas, GNMA Collateralized Single Family Mortgage Revenue	4/11 at 106.75	AAA	2,287,541
	Bonds, Series 2001A-3, 6.180%, 4/01/33
70	Galveston Property Finance Authority Inc., Texas, Single Family Mortgage Revenue Bonds, Series	3/08 at 100.00	Caa1	68,583
	1991A, 8.500%, 9/01/11
2,870	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/12 at 100.00	AAA	2,918,876
	5.550%, 9/01/33 – MBIA Insured (Alternative Minimum Tax)

5,087	Total Housing/Single Family			5,275,000

	Long-Term Care – 1.1% (0.7% of Total Investments)
	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement
	Residence, Series 2007:
1,000	5.000%, 7/01/27	7/17 at 100.00	BBB	973,680
600	5.000%, 7/01/37	7/17 at 100.00	BBB	567,624

1,600	Total Long-Term Care			1,541,304

	Materials – 4.4% (2.9% of Total Investments)
3,000	Cass County Industrial Development Corporation, Texas, Environmental Improvement Revenue	3/10 at 101.00	BBB	3,124,050
	Bonds, International Paper Company, Series 2000A, 6.600%, 3/15/24 (Alternative Minimum Tax)
3,000	Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility Bonds, E.I.	4/08 at 100.00	A	3,023,190
	DuPont de Nemours and Company Project, Series 1996, 6.400%, 4/01/26 (Alternative Minimum Tax)

6,000	Total Materials			6,147,240

	Tax Obligation/General – 41.9% (28.0% of Total Investments)
1,260	Bexar County, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2004,	6/14 at 100.00	Aa1	1,321,778
	5.000%, 6/15/19
2,500	Borger Independent School District, Hutchison County, Texas, General Obligation Bonds, Series	2/16 at 100.00	AAA	2,565,500
	2006, 5.000%, 2/15/36
1,190	Canutillo Independent School District, El Paso County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,246,573
	2006A, 5.000%, 8/15/22
1,275	Copperas Cove, Texas, Certificates of Obligation, Series 2003, 5.000%, 8/15/23 – MBIA Insured	8/12 at 100.00	AAA	1,324,139
2,305	Corpus Christi, Texas, Combination Tax and Municipal Hotel Occupancy Tax Revenue Certificates	9/12 at 100.00	AAA	2,462,754
	of Obligation, Series 2002, 5.500%, 9/01/21 – FSA Insured
2,595	Denton County, Texas, Permanent Improvement General Obligation Bonds, Series 2005,	7/12 at 100.00	AA+	2,680,401
	5.000%, 7/15/25
2,110	Duncanville Independent School District, Dallas County, Texas, General Obligation Bonds,	2/15 at 100.00	AAA	2,188,745
	Series 2005, 5.000%, 2/15/26
1,750	El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%, 2/15/21 – FSA Insured	No Opt. Call	AAA	1,884,873
	Fort Bend County Municipal Utility District 25, Texas, General Obligation Bonds, Series 2005:
1,330	5.000%, 10/01/26 – FGIC Insured	10/12 at 100.00	AAA	1,365,179
1,320	5.000%, 10/01/27 – FGIC Insured	10/12 at 100.00	AAA	1,353,739
3,615	Frisco, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/26 – FGIC Insured	2/16 at 100.00	AAA	3,765,312
	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003:
2,500	5.000%, 2/15/20 – AMBAC Insured	2/13 at 100.00	AAA	2,621,000
2,235	5.000%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	2,343,174
5,000	Houston, Texas, General Obligation Bonds, Series 2005E, 5.000%, 3/01/23 – AMBAC Insured	3/15 at 100.00	AAA	5,219,449
100	Judson Independent School District, Bexar County, Texas, General Obligation Refunding Bonds,	2/11 at 100.00	Aaa	104,403
	Series 2002, 5.250%, 2/01/21
4,900	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 17.78	AAA	616,273
	Bonds, Series 2006, 0.000%, 8/15/45
5,220	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax	8/09 at 46.74	AAA	2,269,395
	School Building and Refunding Bonds, Series 2000, 0.000%, 8/15/21
1,000	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/14 at 100.00	AAA	1,045,160
	2004, 5.000%, 2/15/20
1,010	Mercedes Independent School District, Hidalgo County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,055,288
	2005, 5.000%, 8/15/23
5,515	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	2/15 at 100.00	Aaa	5,651,660
	2005, 5.000%, 2/15/34
625	Montgomery County, Texas, General Obligation Refunding Bonds, Series 1997, 0.000%, 3/01/14 –	No Opt. Call	AAA	457,131
	MBIA Insured
925	Northside Independent School District, Bexar County, Texas, Unlimited Tax School Building and	8/10 at 100.00	AAA	972,221
	Refunding Bonds, Series 2000, 5.875%, 8/15/25
500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/29	No Opt. Call	BBB–	546,435
	Roma Independent School District, Texas, General Obligation Bonds, Series 2005:
1,110	5.000%, 8/15/22	8/15 at 100.00	AAA	1,162,769
1,165	5.000%, 8/15/23 – FSA Insured	8/15 at 100.00	AAA	1,217,239
1,250	Southside Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/14 at 100.00	Aaa	1,302,838
	2004A, 5.000%, 8/15/22
1,140	Sunnyvale School District, Texas, General Obligation Bonds, Series 2004, 5.250%, 2/15/25	2/14 at 100.00	AAA	1,206,519
1,110	Texas State, General Obligation Bonds, Water Utility, Series 2001, 5.250%, 8/01/23	8/11 at 100.00	Aa1	1,161,349
5,000	Texas, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2006A,	4/17 at 100.00	Aa1	5,176,399
	5.000%, 4/01/33
1,500	Texas, General Obligation Refunding Bonds, Public Finance Authority, Series 2002,	10/12 at 100.00	Aa1	1,574,160
	5.000%, 10/01/18
	West Texas Independent School District, McLennan and Hill Counties, General Obligation
	Refunding Bonds, Series 1998:
1,000	0.000%, 8/15/22	8/13 at 61.20	AAA	469,040
1,000	0.000%, 8/15/24	8/13 at 54.88	AAA	417,250
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
1,500	0.000%, 8/15/43	8/15 at 23.11	AAA	232,275
1,500	0.000%, 8/15/44	8/15 at 21.88	AAA	219,810
425	0.000%, 8/15/45	8/15 at 20.76	AAA	59,092

68,480	Total Tax Obligation/General			59,259,322

	Tax Obligation/Limited – 3.7% (2.5% of Total Investments)
2,670	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2007, Drivers	12/16 at 100.00	AAA	2,938,469
	1771, 3.500%, 12/01/36 – AMBAC Insured (IF)
2,250	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	AAA	2,351,340
	5.250%, 11/15/22 – MBIA Insured

4,920	Total Tax Obligation/Limited			5,289,809

	Transportation – 6.5% (4.3% of Total Investments)
1,000	Austin, Texas, Airport System Prior Lien Revenue Bonds, Series 2003, 5.250%, 11/15/16 –	11/13 at 100.00	AAA	1,071,330
	MBIA Insured
3,260	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	3,388,053
	Bonds, Series 2005, 5.000%, 1/01/22 – FGIC Insured
2,600	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/09 at 101.00	CCC+	2,613,520
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30 –	7/10 at 100.00	AAA	2,065,200
	FSA Insured (Alternative Minimum Tax)

8,860	Total Transportation			9,138,103

	U.S. Guaranteed – 27.0% (18.0% of Total Investments) (4)
	Bell County Health Facilities Development Corporation, Texas, Retirement Facility Revenue
	Bonds, Buckner Retirement Services Inc. Obligated Group, Series 1998:
3,400	5.250%, 11/15/19 (Pre-refunded 11/15/08)	11/08 at 101.00	AAA	3,494,146
5,000	5.250%, 11/15/28 (Pre-refunded 11/15/08)	11/08 at 101.00	AAA	5,138,450
3,835	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and	8/09 at 75.34	AAA	2,697,846
	Refunding Bonds, Series 1992, 0.000%, 8/15/14 (Pre-refunded 8/15/09) – MBIA Insured
295	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and	8/09 at 75.34	Aaa	208,329
	Refunding Bonds, Series 1992, 0.000%, 8/15/14 (Pre-refunded 8/15/09) – MBIA Insured
	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good
	Shepherd Medical Center Project, Series 2000:
2,000	6.875%, 10/01/20 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	AA (4)	2,205,960
3,250	6.375%, 10/01/25 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	AA (4)	3,540,453
500	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, St. Luke’s	8/11 at 100.00	AAA	534,895
	Episcopal Hospital, Series 2001A, 5.500%, 2/15/21 (Pre-refunded 8/15/11)
1,400	Judson Independent School District, Bexar County, Texas, General Obligation Refunding Bonds,	2/11 at 100.00	Aaa	1,474,788
	Series 2002, 5.250%, 2/01/21 (Pre-refunded 2/01/11)
1,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds,	No Opt. Call	AAA	1,154,320
	Presbyterian Healthcare System, Series 1996B, 5.750%, 6/01/26 – MBIA Insured (ETM)
1,075	Northside Independent School District, Bexar County, Texas, Unlimited Tax School Building and	8/10 at 100.00	AAA	1,144,864
	Refunding Bonds, Series 2000, 5.875%, 8/15/25 (Pre-refunded 8/15/10)
1,760	Parker County Hospital District, Texas, Hospital Revenue Bonds, Campbell Health System, Series	8/09 at 102.00	BB– (4)	1,876,354
	1999, 6.250%, 8/15/19 (Pre-refunded 8/15/09)
2,500	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/17 at 100.00	AAA	3,146,275
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/17) (6)
1,750	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, Series 2002, 5.375%,	2/12 at 100.00	AAA	1,875,213
	2/01/20 (Pre-refunded 2/01/12)
1,440	South Texas Community College District, General Obligation Bonds, Series 2002, 5.500%, 8/15/17	8/12 at 100.00	AAA	1,564,229
	(Pre-refunded 8/15/12) – AMBAC Insured
1,050	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	11/08 at 101.00	Aaa	1,080,408
	Adventist Health System – Sunbelt Obligated Group, Series 1998, 5.375%, 11/15/20
	(Pre-refunded 11/15/08)
3,500	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	11/10 at 101.00	A+ (4)	3,845,765
	Adventist Health System – Sunbelt Obligated Group, Series 2000, 6.625%, 11/15/20
	(Pre-refunded 11/15/10)
2,000	Tarrant County Health Facilities Development Corporation, Texas, Tax-Exempt Mortgage Revenue	1/08 at 105.00	AAA	2,107,500
	Bonds, South Central Nursing Homes Inc., Series 1997A, 6.000%, 1/01/37 (Pre-refunded 1/01/08) –
	MBIA Insured
1,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/12 at 100.00	Baa1 (4)	1,101,970
	Hospital Regional Healthcare Center, Series 2001, 6.000%, 7/01/31 (Pre-refunded 7/01/12)

36,755	Total U.S. Guaranteed			38,191,765

	Utilities – 9.5% (6.4% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Caa1	2,769,126
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
2,400	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999A,	4/09 at 101.00	BBB–	2,405,304
	5.375%, 4/01/19
5,000	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/27 –	9/15 at 100.00	AAA	5,191,649
	AMBAC Insured
2,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	2/10 at 100.00	AAA	2,073,260
	TECO Project, Series 2000, 5.750%, 2/15/15 – AMBAC Insured (Alternative Minimum Tax)
1,000	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series	5/09 at 101.00	BBB–	1,017,420
	1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)

12,960	Total Utilities			13,456,759

	Water and Sewer – 11.0% (7.3% of Total Investments)
	Coastal Water Authority, Texas, Contract Revenue Bonds, Houston Water Projects, Series 2004:
1,005	5.000%, 12/15/20 – FGIC Insured	12/14 at 100.00	AAA	1,055,582
1,030	5.000%, 12/15/21 – FGIC Insured	12/14 at 100.00	AAA	1,078,606
3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AAA	3,190,770
	5/15/23 – FGIC Insured
3,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A,	12/11 at 100.00	AAA	3,753,085
	5.500%, 12/01/17 – FSA Insured
	Irving, Texas, Subordinate Lien Waterworks and Sewerage Revenue Bonds, Series 2004:
1,680	5.000%, 8/15/22 – AMBAC Insured	8/14 at 100.00	AAA	1,751,014
1,760	5.000%, 8/15/23 – AMBAC Insured	8/14 at 100.00	AAA	1,830,189
1,260	Rowlett, Rockwall and Dallas Counties, Texas, Waterworks and Sewerage System Revenue Bonds,	3/14 at 100.00	AAA	1,310,148
	Series 2004A, 5.000%, 3/01/22 – MBIA Insured
1,500	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1999A,	7/09 at 100.00	AAA	1,539,397
	5.500%, 7/15/21

14,735	Total Water and Sewer			15,508,791

$ 217,152	Total Long-Term Investments (cost $205,034,638) – 149.4%			211,036,541

	Short-Term Investments – 0.6% (0.4% of Total Investments)
$ 850	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand	No Opt. Call	VMIG-1	850,000
	Obligations, Series 1985, 3.200%, 12/01/15 – MBIA Insured (5)

	Total Short-Term Investments (cost $850,000)			850,000

	Total Investments (cost $205,884,638) – 150.0%			211,886,541

	Floating Rate Obligations – (2.7)%			(3,775,000)

	Other Assets Less Liabilities – 1.5%			2,173,764

	Preferred Shares, at Liquidation Value – (48.8)%			(69,000,000)

	Net Assets Applicable to Common Shares – 100%			$141,285,305

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At October 31, 2007, the cost of investments was $201,887,760.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$ 7,137,558
Depreciation	(1,053,745)

Net unrealized appreciation (depreciation) of investments	$ 6,083,813

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Texas Quality Income Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         December 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        December 28, 2007

* Print the name and title of each signing officer under his or her signature.